Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Summary of Redeemable Convertible Preferred Stock

The tables below represent a rollforward of the Redeemable Convertible Preferred Stock:

	Series A redeemable convertible preferred stock		Series B redeemable convertible preferred stock		Series B-1 redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2012	705,400	$1,358	694,000	$669	1,212,360	$1,360
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	52	—	19	—	37
Stock issuance costs	—	—	—	—	—	—
Conversion to common stock	(705,400)	(1,410)	(694,000)	(688)	(1,212,360)	(1,397)
Settlement of fractional shares upon conversion to common stock	—	—	—	—	—	—

Balances at September 30, 2013	—	$—	—	$—	—	$—

	Series C redeemable convertible preferred stock		Series C-1 redeemable convertible preferred stock		Series C-2 redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2012	4,546,360	$7,134	15,934,528	$34,201	18,617,020	$44,512
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	266	—	1,272	—	1,660
Stock issuance costs	—	—	—	—	—	—
Conversion to common stock	(4,546,360)	(7,400)	(15,934,528)	(35,473)	(18,617,020)	(46,172)
Settlement of fractional shares upon conversion to common stock	—	—	—	—	—	—

Balances at September 30, 2013	—	$—	—	$—	—	$—

	Series C-3 redeemable convertible preferred stock		Series D redeemable convertible preferred stock		Series E redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2012	13,297,872	$29,770	19,803,685	$76,252	38,095,239	$211,403
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	1,103	—	2,827	—	7,931
Stock issuance costs	—	—	—	—	—	—
Conversion to common stock	(13,297,872)	(30,873)	(19,803,685)	(79,078)	(38,095,239)	(219,332)
Settlement of fractional shares upon conversion to common stock	—	—	—	(1)	—	(2)

Balances at September 30, 2013	—	$—	—	$—	—	$—

	Series F redeemable convertible preferred stock
	Shares	Amount

Balances at December 31, 2012	—	$—
Issuance of shares	19,047,619	150,000
Accretion of dividends	—	3,224
Stock issuance costs	—	(3,148)
Conversion to common stock	(19,047,619)	(150,075)
Settlement of fractional shares upon conversion to common stock	—	(1)

Balances at September 30, 2013	—	$—

The tables below represent a rollforward of the Redeemable Convertible Preferred Stock:

	Series A redeemable convertible preferred stock		Series B redeemable convertible preferred stock		Series B-1 redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2010	705,400	$802	694,000	$609	1,212,360	$1,240
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	—	—	30	—	60
Stock issuance costs	—	—	—	—	—	—

Balances at December 31, 2011	705,400	802	694,000	639	1,212,360	1,300
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	556	—	30	—	60
Stock issuance costs	—	—	—	—	—	—

Balances at December 31, 2012	705,400	$1,358	694,000	$669	1,212,360	$1,360

	Series C redeemable convertible preferred stock		Series C-1 redeemable convertible preferred stock		Series C-2 redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2010	4,546,360	$6,346	15,934,528	$30,436	18,617,020	$39,605
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	383	—	1,828	—	2,382
Stock issuance costs	—	—	—	—	—	—

Balances at December 31, 2011	4,546,360	6,729	15,934,528	32,264	18,617,020	41,987
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	405	—	1,937	—	2,525
Stock issuance costs	—	—	—	—	—	—

Balances at December 31, 2012	4,546,360	$7,134	15,934,528	$34,201	18,617,020	$44,512

	Series C-3 redeemable convertible preferred stock		Series D redeemable convertible preferred stock		Series E redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2010	13,297,872	$26,489	11,240,794	$39,019	—	$—
Issuance of shares	—	—	8,562,891	28,942	22,285,716	117,000
Accretion of dividends	—	1,593	—	3,971	—	3,621
Stock issuance costs	—	—	—	(8)	—	(2,667)

Balances at December 31, 2011	13,297,872	28,082	19,803,685	71,924	22,285,716	117,954
Issuance of shares	—	—	—	—	15,809,523	83,000
Accretion of dividends	—	1,688	—	4,328	—	10,465
Stock issuance costs	—	—	—	—	—	(16)

Balances at December 31, 2012	13,297,872	$29,770	19,803,685	$76,252	38,095,239	$211,403

Summary of Aggregate Redemption Price Per Share

The following table represents the aggregate redemption price per share for each class of Series Preferred:

	December 31,
	2012	2011

Series E	5.62	5.41
Series D	3.86	3.64
Series C-3	2.24	2.12
Series C-2	2.40	2.26
Series C-1	2.15	2.03
Series C	1.58	1.49
Series B-1	1.14	1.09
Series B	1.02	0.98
Series A	1.99	1.88

Summary of Aggregate and Per-Share Amounts of Arrearages

The following table presents the aggregate and per-share amounts of arrearages in cumulative preferred dividends in ascending order of preference at December 31, 2012:

	Arrearage total	Arrearage per share

Series E Redeemable Convertible Preferred Shares	$14,086	$0.37
Series D Redeemable Convertible Preferred Shares	9,411	0.48
Series C-3 Redeemable Convertible Preferred Shares	4,819	0.36
Series C-2 Redeemable Convertible Preferred Shares	9,614	0.52
Series C-1 Redeemable Convertible Preferred Shares	9,222	0.58
Series C Redeemable Convertible Preferred Shares	2,162	0.48
Series B-1 Redeemable Convertible Preferred Shares	380	0.31
Series B Redeemable Convertible Preferred Shares	209	0.30
Series A Redeemable Convertible Preferred Shares	556	0.78